Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class N
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	1.40%	(0.10%)
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%	1.60%	0.13%
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	1.16%	(0.31%)
S&P 500 Index N
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.96%	13.37%
S&P 500 Index I
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.96%	13.37%
S&P 500 Index R
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.96%	13.37%